Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Expenses by nature
Net loss includes the following expenses:

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Raw materials and consumables used:
Raw materials and consumables cost	$783	$572	$205
Power and fuel expense	32	28	36
	815	600	241
Consultancy expenses:
Consulting – Corporate	880	926	760
Consulting – Projects	3,062	1,208	1,174
	3,943	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	5,224	7,151	1,163
Subscriptions, software and licences	248	239	137
Travelling expenses	366	253	84
Marketing expenses	933	111	58
Share base payment expenses[1]	2,314	—	—
Other expenses	1,444	326	176
	10,529	8,080	1,618
Employee benefits expenses:
Salaries and wages	4,460	2,554	2,412
Superannuation	391	242	215
Payroll tax	254	111	92
Employee entitlements – annual leave (AL)	130	42	15
Employee entitlements – long service leave (LSL)	39	34	22
	5,274	2,984	2,756
Gain/loss on derivative financial instruments:
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral Energy[2]	170,376	—	—
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral Energy	—	(105)	3
Unrealised gain on Promissory Note issued to EDF [2]	(4,912)	—	—
Unrealised gain on NETC Warrants [2]	(400)	—	—
Exchange differences	(129)	—	—
	164,935	(105)	3

Share-based listing expense	106,055	—	—
	$106,055	$—	$—
__________________
During the years ended June 30, 2024, 2023, and 2022, Vast incurred research and development related expenses of $2.20 million, $1.50 million and $1.58 million respectively, which are included within the expenditure categories above as they do not meet the capitalisation requirements of IAS 38 Intangible Assets.
(1)Refer to note Note 20 – Reserves for more details relating to share based payment expenses.
(2)Refer to note Note 22 – Financial Instruments - Fair Value and Financial Risk management for further details.